Shareholder Report, Line Graph (Details) 74200014300_Templeton Developing Markets Trust_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 17,346	$ 16,153	$ 14,380	$ 18,486	$ 19,624	$ 16,536	$ 13,084	$ 15,613	$ 11,136	$ 9,450	$ 25,096
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	16,945	16,056	13,887	16,533	15,333	13,857	11,404	13,291	10,450	10,000	$ 22,432
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 16,799	$ 15,626	$ 14,228	$ 17,805	$ 18,270	$ 15,443	$ 13,039	$ 15,264	$ 11,119	$ 10,000	$ 22,438